Annual Fund Operating Expenses - Artisan Mid Cap Value Fund	Feb. 01, 2021
Investor
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.22%
Advisor
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	1.06%
Institutional
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	1.00%

[1]	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.